Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net deferred tax assets before valuation allowance	$ 2,091,303	$ 1,900,457
Less: Valuation allowance	(2,091,303)	(1,900,457)
Net deferred tax assets